United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-7141
(Investment Company Act File Number)

Federated Hermes World Investment Series, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-11-30

Date of Reporting Period: Six months ended 2025-05-31

Item 1.	Reports to Stockholders

Federated Hermes Emerging Market Debt Fund
Class A Shares / IHIAX
Semi-Annual Shareholder Report | May 31, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$60	1.18%
Key Fund Statistics
Net Assets	$15,546,384
Number of Investments	149
Portfolio Turnover Rate	37%
Fund Holdings
Top Countries
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U771
G01949-02-A (7/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Emerging Market Debt Fund

Federated Hermes Emerging Market Debt Fund
Class C Shares / IHICX
Semi-Annual Shareholder Report | May 31, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$97	1.93%
Key Fund Statistics
Net Assets	$15,546,384
Number of Investments	149
Portfolio Turnover Rate	37%
Fund Holdings
Top Countries
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U755
G01949-02-B (7/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Emerging Market Debt Fund

Federated Hermes Emerging Market Debt Fund
Institutional Shares / EMDIX
Semi-Annual Shareholder Report | May 31, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.93%
Key Fund Statistics
Net Assets	$15,546,384
Number of Investments	149
Portfolio Turnover Rate	37%
Fund Holdings
Top Countries
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U615
G01949-02-C (7/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Emerging Market Debt Fund

Federated Hermes International
Leaders Fund
Class A Shares / FGFAX
Semi-Annual Shareholder Report | May 31, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$58	1.08%
Key Fund Statistics
Net Assets	$1,428,594,438
Number of Investments	84
Portfolio Turnover Rate	34%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U847
G02455-04-A (7/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International
Leaders Fund
Class C Shares / FGFCX
Semi-Annual Shareholder Report | May 31, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$99	1.83%
Key Fund Statistics
Net Assets	$1,428,594,438
Number of Investments	84
Portfolio Turnover Rate	34%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U821
G02455-04-B (7/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International
Leaders Fund
Class R Shares / FGFRX
Semi-Annual Shareholder Report | May 31, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$66	1.23%
Key Fund Statistics
Net Assets	$1,428,594,438
Number of Investments	84
Portfolio Turnover Rate	34%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U599
G02455-04-C (7/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International
Leaders Fund
Institutional Shares / FGFLX
Semi-Annual Shareholder Report | May 31, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.78%
Key Fund Statistics
Net Assets	$1,428,594,438
Number of Investments	84
Portfolio Turnover Rate	34%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U623
G02455-04-D (7/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International
Leaders Fund
Class R6 Shares / FGRSX
Semi-Annual Shareholder Report | May 31, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$40	0.73%
Key Fund Statistics
Net Assets	$1,428,594,438
Number of Investments	84
Portfolio Turnover Rate	34%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U581
G02455-04-E (7/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes International Leaders Fund

Federated Hermes International Small-Mid Company Fund
Class A Shares / ISCAX
Semi-Annual Shareholder Report | May 31, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$67	1.23%
Key Fund Statistics
Net Assets	$325,497,705
Number of Investments	145
Portfolio Turnover Rate	27%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U748
G01743-02-A (7/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes International Small-Mid Company Fund

Federated Hermes International Small-Mid Company Fund
Class C Shares / ISCCX
Semi-Annual Shareholder Report | May 31, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$108	1.98%
Key Fund Statistics
Net Assets	$325,497,705
Number of Investments	145
Portfolio Turnover Rate	27%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U722
G01743-02-B (7/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes International Small-Mid Company Fund

Federated Hermes International Small-Mid Company Fund
Institutional Shares / ISCIX
Semi-Annual Shareholder Report | May 31, 2025
A Portfolio of Federated Hermes World Investment Series, Inc.
This semi-annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$54	0.98%
Key Fund Statistics
Net Assets	$325,497,705
Number of Investments	145
Portfolio Turnover Rate	27%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U631
G01743-02-C (7/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes International Small-Mid Company Fund

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2025

Share Class | Ticker	A | IHIAX	C | IHICX	Institutional | EMDIX

Federated Hermes Emerging Market Debt Fund

A Portfolio of Federated Hermes World Investment Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2025 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—82.9%
		Chemicals & Plastics—2.2%
$ 200,000		OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	$ 146,641
200,000		OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	195,993
		TOTAL	342,634
		Oil & Gas—0.9%
100,000	[1,2]	Petroleos de Venezuela S.A., Unsecd. Note, REGS, 6.000%, 12/31/2099	12,050
50,000		Petroleos Mexicanos, Company Guarantee, 6.625%, 6/15/2035	40,065
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	86,739
		TOTAL	138,854
		Sovereign—77.1%
20,000		Argentina, Government of, Series 3, 3.000%, 5/31/2026	19,625
88,000		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	68,904
4,500		Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	3,707
25,000		Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	15,525
56,997		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	38,274
24,432		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	15,966
100,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	71,100
10,000		Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	9,372
200,000		Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	180,590
200,000		Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 7.500%, 7/7/2037	199,355
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	185,646
$ 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	185,331
BRL 2,750,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	474,397
1,950,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	297,031
$ 200,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	195,000
COP 1,500,000,000	[3]	Colombia, Government of, Unsecd. Note, Series B, 7.000% (SOFR +0.300%), 6/30/2032	279,296
CZK 7,700,000		Czech, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	306,078
DOP 8,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 10.500%, 3/15/2037	133,523
$ 55,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	29,380
60,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2035	37,350
40,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	30,980
EGP 4,700,000	[4]	Egypt Treasury Bill, Series 364D, 0.000%, 10/7/2025	86,391
4,500,000	[4]	Egypt Treasury Bill, Series 364D, 0.000%, 7/29/2025	86,732
$ 200,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	198,229
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	101,697
$ 200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	174,207
50,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	49,695
200,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.625%, 2/6/2031	149,754
42,221	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 1/3/2030	34,343
19,200	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/3/2026	18,553
193,600		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	176,896
278,400		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	206,712
HUF 170,000,000		Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	348,872
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	104,932
$ 200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.075%, 4/1/2036	188,868
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	188,518
70,111		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	65,517
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.500%, 3/5/2036	182,500
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
$ 200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	$ 199,400
200,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	34,500
MYR 1,060,000		Malaysia Investment Issue, Sr. Unsecd. Note, Series 0619, 4.119%, 11/30/2034	260,549
1,100,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0122, 3.582%, 7/15/2032	261,126
MXN 5,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	252,985
8,300,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	385,871
$ 200,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	170,318
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	149,884
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	209,014
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	202,370
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	185,385
200,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 2.739%, 1/29/2033	167,250
200,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	178,500
PEN 1,750,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	493,353
600,000		Peru, Government of, Sr. Unsecd. Note, 7.600%, 8/12/2039	170,413
300,000		Peru, Government of, Unsecd. Note, 5.940%, 2/12/2029	87,602
PLN 2,650,000		Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	572,437
EUR 200,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.750%, 7/11/2039	225,633
RON 1,100,000		Romania, Government of, Unsecd. Note, Series 4Y, 6.300%, 4/26/2028	240,298
1,100,000		Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	237,964
$ 200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	168,000
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	147,312
$ 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	125,128
200,000		South Africa, Government of, 144A, 7.100%, 11/19/2036	193,857
ZAR 3,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	132,217
4,500,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	236,132
$ 200,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.100%, 1/15/2030	173,000
146,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	135,780
400,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	271,074
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	186,292
5,445	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	2,635
20,347	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	7,630
217,195	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2035	105,340
14,329	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	6,959
24,920	[2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 1.750%, 2/1/2035	12,074
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	235,872
175,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 12/31/2099	26,426
		TOTAL	11,989,426
		State/Provincial—0.1%
23,522		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 6.625%, 9/1/2037	17,142
		Telecommunications & Cellular—1.3%
200,000		Telecommunications co.Telekom Srbija Akcionarsko drustvo, Sr. Unsecd. Note, 144A, 7.000%, 10/28/2029	198,848
		Transportation—1.3%
200,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	204,495
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $13,291,858)	12,891,399
		CORPORATE BONDS—14.0%
		Air Transportation—0.1%
10,000		Latam Airlines Group SA, 144A, 7.875%, 4/15/2030	10,053
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—0.2%
$ 200,000	[1,2,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	$ 10,000
200,000	[1,2,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	10,000
200,000	[1,2,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 8/6/2025	10,000
		TOTAL	30,000
		Building & Development—1.0%
200,000		Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029	159,151
		Chemicals & Plastics—2.3%
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	196,831
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	164,136
		TOTAL	360,967
		Metals & Mining—5.3%
200,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 8.000%, 3/1/2033	198,719
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	194,895
400,000		Navoi Mining and Metallurgical Company, Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	404,473
25,000		Samarco Mineracao SA, Sr. Secd. Note, REGS, 9.500%, 6/30/2031	24,297
1,238		Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	1,203
		TOTAL	823,587
		Oil & Gas—1.8%
200,000		Puma International Financing SA, Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	203,547
15,000		Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	15,761
10,000		Vista Oil & Gas Argentina, Sr. Unsecd. Note, 144A, 7.625%, 12/10/2035	9,668
50,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	51,418
		TOTAL	280,394
		Real Estate—0.1%
200,000	[1,2]	Country Garden Services Holdings Co. Ltd., 3.300%, 1/12/2031	16,680
		Telecommunications & Cellular—1.9%
MXN 2,000,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	102,670
$ 200,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	199,393
		TOTAL	302,063
		Utilities—1.3%
200,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	195,384
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,278,826)	2,178,279
		COMMON STOCKS—0.1%
		Consumer Products—0.0%
7,973	[1,5]	ATENTO LUXCO 1 SA	0
		Oil & Gas—0.1%
183	[1]	Pampa Energia SA, ADR	14,031
		TOTAL COMMON STOCKS (IDENTIFIED COST $24,285)	14,031
		INVESTMENT COMPANY—1.8%
270,424		Federated Hermes Government Obligations Fund, Premier Shares, 4.23%[7] (IDENTIFIED COST $270,424)	270,424
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $16,865,393)[8]	$15,354,133
		OTHER ASSETS AND LIABILITIES - NET—1.2%[9]	192,251
		NET ASSETS—100.0%	$15,546,384
Semi-Annual Financial Statements and Additional Information

At May 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10 Year Long Futures	5	$553,750	September 2025	$2,410
United States Treasury Notes 5 Year Long Futures	5	$540,938	September 2025	$1,546
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,956
At May 31, 2025, the Fund had the following outstanding written option contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Morgan Stanley	EUR CALL/USD PUT	30,000	$30,000	12/29/2025	$1.190	$(406)
(PREMIUMS RECEIVED $544)						$(406)
At May 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/3/2025	JPMorgan	1,810,000 BRL	$318,418	$(2,177)
6/18/2025	Bank of America	1,855,000 CNY	$259,407	$(1,237)
6/18/2025	Bank of America	349,931,247 COP	$79,843	$4,202
6/18/2025	Barclays	361,884,889 COP	$80,772	$6,144
6/18/2025	Barclays	5,000,000 TRY	$126,339	$(1,256)
6/18/2025	Goldman Sachs	1,038,651 MXN	$50,539	$2,888
6/18/2025	UBS	4,042,700,879 IDR	$237,109	$10,870
6/18/2025	Wells Fargo	1,070,102 MXN	$50,712	$4,334
7/16/2025	BNP Paribas	300,000 TRY	$7,281	$(4)
8/4/2025	Credit Agricole	386,953 BRL	$67,407	$(803)
8/7/2025	Citibank	6,000 GBP	12,321 AUD	$135
8/7/2025	Credit Agricole	2,300,000 JPY	$15,690	$420
8/7/2025	JPMorgan	7,000 EUR	$7,954	$31
8/7/2025	Morgan Stanley	12,000 AUD	6,285 CHF	$39
8/7/2025	State Street	30,000 EUR	$34,146	$75
8/7/2025	State Street	1,150,000 JPY	$7,991	$65
8/20/2025	Standard Chartered Bank	400,000 EGP	$7,667	$371
8/25/2025	BNY Mellon	3,978 SGD	$3,097	$4
8/25/2025	Goldman Sachs	50,296,400 IDR	$3,070	$6
8/25/2025	Morgan Stanley	22,191 CNY	$3,107	$(2)
8/25/2025	State Street	264,895 INR	$3,064	$18
8/25/2025	State Street	4,257,330 KRW	$3,101	$3
Contracts Sold:
6/3/2025	JPMorgan	1,810,000 BRL	$304,520	$(11,721)
6/18/2025	Bank of America	4,042,700,879 IDR	$246,203	$(1,776)
6/18/2025	Bank of America	5,000,000 TRY	$119,870	$(5,213)
6/18/2025	Barclays	500,000 EUR	$547,184	$(21,198)
6/18/2025	Goldman Sachs	80,362,387 CLP	$84,807	$(129)
6/18/2025	JPMorgan	1,680,000 PEN	$457,816	$(6,254)
6/18/2025	Morgan Stanley	1,384,795 MXN	$67,493	$(3,740)
6/18/2025	Morgan Stanley	3,240,000 MXN	$160,214	$(6,448)
6/18/2025	Morgan Stanley	$67,478	1,402,189 MXN	$4,650
6/18/2025	State Street	2,020,000,000 COP	$486,517	$1,366
6/18/2025	State Street	199,228 EUR	$216,185	$(10,291)
Semi-Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
6/18/2025	State Street	2,472,291 MXN	$117,855	$(9,317)
6/18/2025	State Street	$84,411	80,362,387 CLP	$525
7/16/2025	BNP Paribas	$300,907	12,398,582 TRY	$(190)
8/4/2025	JPMorgan	1,810,000 BRL	$313,902	$2,354
8/7/2025	Citibank	12,000 AUD	6,332 CHF	$18
8/7/2025	Citibank	6,000 GBP	12,505 AUD	$(17)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(43,255)
At May 31, 2025, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2025[10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
OTC Swaps:
Morgan Stanley	Republic of Brazil	Sell	1.00%	6/20/2030	1.52%	$200,000	$(5,453)	$(8,130)	$2,677
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts, the value of Written Option Contracts and Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 11/30/2024	$621,526
Purchases at Cost	$5,101,729
Proceeds from Sales	$(5,452,831)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2025	$270,424
Shares Held as of 5/31/2025	270,424
Dividend Income	$9,298

1	Non-income-producing security.
2	Issuer in default.
3
Floating/variable rate with current rate and current maturity or next reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

4	Zero coupon bond.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	Perpetual Bond Security. The maturity date reflects the next call date.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $16,519,878.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Financial Statements and Additional Information

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Government/Agencies	$—	$12,891,399	$—	$12,891,399
Corporate Bonds	—	2,148,279	30,000	2,178,279
Equity Securities:
Common Stocks
International	14,031	—	0	14,031
Investment Company	270,424	—	—	270,424
TOTAL SECURITIES	$284,455	$15,039,678	$30,000	$15,354,133
Other Financial Instruments:
Assets
Futures Contracts	$3,956	$—	$—	$3,956
Foreign Exchange Contracts	—	38,518	—	38,518
Liabilities
Written Call Options	(406)	—	—	(406)
Swap Contracts	—	(5,453)	—	(5,453)
Foreign Exchange Contracts	—	(81,773)	—	(81,773)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,550	$(48,708)	$—	$(45,158)
Semi-Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
CHF	—Swiss Franc
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
DOP	—Dominican Republic Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—Romanian Leu
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
TRY	—Turkish Lira
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.92	$7.28	$6.80	$8.41	$8.85	$8.56
Income From Investment Operations:
Net investment income[1]	0.26	0.63	0.53	0.50	0.44	0.47
Net realized and unrealized gain (loss)	(0.05)	0.22	0.20	(1.80)	(0.60)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.85	0.73	(1.30)	(0.16)	0.49
Less Distributions:
Distributions from net investment income	(0.10)	(0.21)	(0.25)	(0.31)	(0.28)	(0.20)
Net Asset Value, End of Period	$8.03	$7.92	$7.28	$6.80	$8.41	$8.85
Total Return[2]	2.76%	11.78%	11.00%	(15.60)%	(1.96)%	5.83%
Ratios to Average Net Assets:
Net expenses[3]	1.18%[4]	1.18%[5]	1.19%	1.18%	1.18%	1.18%[5]
Net investment income	6.50%[4]	8.24%	7.63%	6.21%	5.01%	5.51%
Expense waiver/reimbursement[6]	2.34%[4]	2.25%	2.03%	1.43%	1.01%	1.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,882	$11,277	$12,128	$12,442	$28,558	$24,294
Portfolio turnover[7]	37%	58%	72%	81%	74%	69%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.18% and 1.18% for the years ended
November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.86	$7.22	$6.75	$8.35	$8.80	$8.50
Income From Investment Operations:
Net investment income[1]	0.22	0.56	0.48	0.46	0.39	0.45
Net realized and unrealized gain (loss)	(0.04)	0.23	0.19	(1.80)	(0.63)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.79	0.67	(1.34)	(0.24)	0.43
Less Distributions:
Distributions from net investment income	(0.10)	(0.15)	(0.20)	(0.26)	(0.21)	(0.13)
Net Asset Value, End of Period	$7.94	$7.86	$7.22	$6.75	$8.35	$8.80
Total Return[2]	2.27%	11.06%	10.10%	(16.23)%	(2.79)%	5.20%
Ratios to Average Net Assets:
Net expenses[3]	1.93%[4]	1.93%[5]	1.94%	1.93%	1.93%	1.93%[5]
Net investment income	5.74%[4]	7.43%	7.03%	5.61%	4.51%	4.93%
Expense waiver/reimbursement[6]	2.34%[4]	2.22%	2.03%	1.48%	1.05%	1.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$93	$91	$162	$257	$501	$1,394
Portfolio turnover[7]	37%	58%	72%	81%	74%	69%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.93% and 1.93% for the years ended
November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.93	$7.29	$6.81	$8.42	$8.87	$8.57
Income From Investment Operations:
Net investment income[1]	0.27	0.65	0.55	0.55	0.46	0.49
Net realized and unrealized gain (loss)	(0.04)	0.22	0.20	(1.83)	(0.61)	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.87	0.75	(1.28)	(0.15)	0.52
Less Distributions:
Distributions from net investment income	(0.11)	(0.23)	(0.27)	(0.33)	(0.30)	(0.22)
Net Asset Value, End of Period	$8.05	$7.93	$7.29	$6.81	$8.42	$8.87
Total Return[2]	2.92%	12.04%	11.26%	(15.37)%	(1.81)%	6.21%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.93%[5]	0.94%	0.93%	0.93%	0.93%[5]
Net investment income	6.75%[4]	8.65%	7.86%	6.66%	5.22%	5.81%
Expense waiver/reimbursement[6]	2.34%[4]	2.24%	2.03%	1.48%	1.01%	1.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,572	$4,344	$5,392	$5,479	$10,464	$7,653
Portfolio turnover[7]	37%	58%	72%	81%	74%	69%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.93% and 0.93% for the years ended
November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $270,424 of investment in an affiliated holding* (identified cost $16,865,393, including $270,424 of identified cost in an affiliated holding)	$15,354,133
Cash denominated in foreign currencies (identified cost $94,895)	96,212
Cash	150
Income receivable	290,407
Unrealized appreciation on foreign exchange contracts	38,518
Receivable for investments sold	24,844
Due from broker (Note 2)	15,625
Receivable for variation margin on futures contracts	742
Receivable for periodic payments from swap contracts	406
Receivable for shares sold	339
Total Assets	15,821,376
Liabilities:
Payable for portfolio accounting fees	$115,287
Unrealized depreciation on foreign exchange contracts	81,773
Payable for auditing fees	20,263
Payable for custodian fees	19,472
Payable for legal fees	9,837
Swaps, at value (premium received $8,130)	5,453
Payable for shares redeemed	4,728
Payable for transfer agent fees (Note 2)	3,110
Payable for other service fees (Notes 2 and 5)	1,541
Payable for capital gains taxes	1,458
Payable to adviser (Note 5)	949
Written options outstanding, at value (premium received $544)	406
Accrued expenses	10,715
TOTAL LIABILITIES	274,992
Net assets for 1,934,125 shares outstanding	$15,546,384
Net Assets Consist of:
Paid-in capital	$33,950,121
Total distributable earnings (loss)	(18,403,737)
NET ASSETS	$15,546,384
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($10,881,835 ÷ 1,354,677 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$8.03
Offering price per share (100/95.50 of $8.03)	$8.41
Redemption proceeds per share	$8.03
Class C Shares:
Net asset value per share ($92,866 ÷ 11,691 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$7.94
Offering price per share	$7.94
Redemption proceeds per share (99.00/100 of $7.94)	$7.86
Institutional Shares:
Net asset value per share ($4,571,683 ÷ 567,757 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$8.05
Offering price per share	$8.05
Redemption proceeds per share	$8.05

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2025 (unaudited)

Investment Income:
Interest (net of foreign tax withheld of $7,807)	$583,917
Dividends received from an affiliated holding*	9,298
TOTAL INCOME	593,215
Expenses:
Investment adviser fee (Note 5)	$65,635
Administrative fee (Note 5)	6,948
Custodian fees	11,520
Transfer agent fees	14,271
Directors’/Trustees’ fees (Note 5)	1,237
Auditing fees	22,389
Legal fees	11,435
Distribution services fee (Note 5)	340
Other service fees (Notes 2 and 5)	13,764
Portfolio accounting fees	77,331
Share registration costs	25,132
Printing and postage	12,298
Miscellaneous (Note 5)	4,983
TOTAL EXPENSES	267,283
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(65,636)
Reimbursement of other operating expenses (Note 5)	(115,381)
TOTAL WAIVER AND REIMBURSEMENTS	(181,017)
Net expenses	86,266
Net investment income	506,949
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	(1,489,525)
Net realized gain on foreign exchange contracts	33,032
Net realized gain on futures contracts	6,636
Net realized loss on written options	(972)
Net realized loss on swap contracts	(1,683)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency (including decrease in payable for capital gains taxes withheld of $81)	1,531,350
Net change in unrealized appreciation of foreign exchange contracts	(156,090)
Net change in unrealized appreciation of futures contracts	(7,351)
Net change in unrealized depreciation of swap contracts	3,919
Net change in unrealized appreciation of written options	138
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, written options, swap contracts and foreign currency transactions	(80,546)
Change in net assets resulting from operations	$426,403

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2025	Year Ended 11/30/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$506,949	$1,403,021
Net realized loss	(1,452,512)	(1,365,576)
Net change in unrealized appreciation/depreciation	1,371,966	1,857,054
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	426,403	1,894,499
Distributions to Shareholders:
Class A Shares	(148,195)	(327,544)
Class C Shares	(1,102)	(2,880)
Institutional Shares	(59,816)	(143,892)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(209,113)	(474,316)
Share Transactions:
Proceeds from sale of shares	1,173,055	2,954,433
Net asset value of shares issued to shareholders in payment of distributions declared	45,398	434,872
Cost of shares redeemed	(1,600,284)	(6,780,983)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(381,831)	(3,391,678)
Change in net assets	(164,541)	(1,971,495)
Net Assets:
Beginning of period	15,710,925	17,682,420
End of period	$15,546,384	$15,710,925
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Emerging Market Debt Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. There may be a month or extended periods of months when the Fund is not able to declare and pay dividends because the Fund does not have income available for distribution, including, among other reasons, due to realized losses in the portfolio that reduce or eliminate the income available for distribution. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $181,017 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$13,651
Class C Shares	113
TOTAL	$13,764
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2025, is $200,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Semi-Annual Financial Statements and Additional Information

Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $28,571. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $45,872 and $60,096, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $1,091,311. This is based on amounts held as of each month-end throughout the six-month period.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums received/paid for writing/purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Semi-Annual Financial Statements and Additional Information

Written option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Written option contracts outstanding at period end are listed after the Fund’s Portfolio of Investments. At May 31, 2025, the Fund had no outstanding purchased options.
The average market value of purchased put and call options held by the Fund throughout the period was $3 and $55, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written call options held by the Fund throughout the period was $131. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	38,518	Unrealized depreciation on foreign exchange contracts	81,773
Interest rate contracts	Receivable for variation margin on future contracts	3,956*	Payable for variation margin on future contracts	—
Credit contracts	Swaps, at value	—	Swaps, at value	5,453
Foreign exchange contracts			Written Options outstanding, at value	406
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$42,474		$87,632

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Swap Contracts	Futures Contracts	Foreign Exchange Contracts	Written Options Contracts	Total
Interest rate contracts	$—	$6,636	$—	$—	$6,636
Foreign exchange contracts	—	—	33,032	(972)	32,060
Credit contracts	(1,683)	—	—	—	(1,683)
TOTAL	$(1,683)	$6,636	$33,032	$(972)	$37,013
Semi-Annual Financial Statements and Additional Information

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Swap Contracts	Futures Contracts	Foreign Exchange Contracts	Written Options Contracts	Total
Interest rate contracts	$—	$(7,351)	$—	$—	$(7,351)
Foreign exchange contracts	—	—	(156,090)	138	(155,952)
Credit contracts	3,919	—	—	—	3,919
TOTAL	$3,919	$(7,351)	$(156,090)	$138	$(159,384)
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2025, the impact of netting assets and liabilities and the offsetting of collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign exchange contracts	$38,518	$(19,892)	$—	$18,626
TOTAL	$38,518	$(19,892)	$—	$18,626

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Written options contracts	$406	$—	$—	$406
Swap Contracts	5,453	—	—	5,453
Foreign exchange contracts	81,773	(19,892)	—	61,881
TOTAL	$87,632	$(19,892)	$—	$67,740
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	38,746	$303,820	66,866	$501,499
Shares issued to shareholders in payment of distributions declared	3,906	30,856	38,010	288,357
Shares redeemed	(111,683)	(878,297)	(347,633)	(2,654,055)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(69,031)	$(543,621)	(242,757)	$(1,864,199)
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	759	$5,924	1,412	$10,748
Shares issued to shareholders in payment of distributions declared	30	238	384	2,880
Shares redeemed	(659)	(5,172)	(12,689)	(96,281)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	130	$990	(10,893)	$(82,653)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	109,140	$863,311	316,791	$2,442,186
Shares issued to shareholders in payment of distributions declared	1,806	14,304	18,898	143,635
Shares redeemed	(90,719)	(716,815)	(527,968)	(4,030,647)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	20,227	$160,800	(192,279)	$(1,444,826)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(48,674)	$(381,831)	(445,929)	$(3,391,678)
4. FEDERAL TAX INFORMATION
At May 31, 2025, the cost of investments for federal tax purposes was $16,519,878. The net unrealized depreciation of investments for federal tax purposes was $1,202,773. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $515,276 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,718,049. The amounts presented are inclusive of derivative contracts.
As of November 30, 2024, the Fund had a capital loss carryforward of $15,936,570 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$7,862,593	$8,073,977	$15,936,570
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2025, the Adviser voluntarily waived $65,384 of its fee and voluntarily reimbursed $115,381 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2025, the Adviser reimbursed $252.
Some or all of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.
For the six months ended May 31, 2025, the Sub-Adviser earned a fee of $15,135.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2025, the annualized fee paid to FAS was 0.090% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
Semi-Annual Financial Statements and Additional Information

For the six months ended May 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$340
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2025, FSC retained $39 of fees paid by the Fund.
Other Service Fees
For the six months ended May 31, 2025, FSSC received $1,332 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2025, FSC retained $236 in sales charges from the sale of Class A Shares. For the six months ended May 31, 2025, FSC did not retain any CDSC relating to redemptions of Class A or Class C Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.18%, 1.93% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which, in due course, are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2025, were as follows:
Purchases	$5,507,996
Sales	$5,718,374
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2025, the Fund had no outstanding loans. During the six months ended May 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2025, there were no outstanding loans. During the six months ended May 31, 2025, the program was not utilized.
Semi-Annual Financial Statements and Additional Information

10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Emerging Market Debt Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Semi-Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Semi-Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Emerging Market Debt Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U755
CUSIP 31428U615
G01949-02 (7/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
May 31, 2025

Share Class | Ticker	A | FGFAX	C | FGFCX	R | FGFRX	Institutional | FGFLX	R6 | FGRSX

Federated Hermes International Leaders Fund

A Portfolio of Federated Hermes World Investment Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2025 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—94.1%
		Australia—0.5%
1,770,097		Glencore PLC	$ 6,801,771
		Belgium—1.7%
159,509		Anheuser-Busch InBev SA/NV	11,255,139
69,190		UCB SA	12,626,860
		TOTAL	23,881,999
		China—1.5%
54,583		Alibaba Group Holding Ltd., ADR	6,213,729
287,410	[1]	Prosus N.V.	14,777,810
		TOTAL	20,991,539
		Denmark—0.8%
171,212		Novo Nordisk A/S	11,966,845
		Finland—0.9%
212,497		Kone OYJ, Class B	13,236,144
		France—15.3%
30,387		Air Liquide SA	6,296,132
88,954		Airbus SE	16,383,107
847,909	[1]	Alstom SA	19,180,238
504,959		AXA SA	23,809,297
255,296		BNP Paribas SA	22,376,649
149,640		Capgemini SE	24,865,549
113,372		Compagnie de St. Gobain SA	12,734,732
19,694		LVMH Moet Hennessy Louis Vuitton SE	10,700,421
53,870		Pernod Ricard SA	5,576,566
75,138		Publicis Groupe SA	8,214,661
126,102		Renault SA	6,500,584
300,296		Sanofi	29,670,613
74,692		Schneider Electric SE	18,718,186
46,363		Thales SA	14,207,234
		TOTAL	219,233,969
		Germany—16.8%
56,676		Allianz SE	22,456,725
70,763		Bayerische Motoren Werke AG	6,278,799
79,048		Beiersdorf AG	10,832,216
295,256		Commerzbank AG	8,984,681
171,570		Daimler Truck Holding AG	7,447,795
882,940		Deutsche Telekom AG	33,417,883
392,033		E.ON SE	6,871,443
63,000		Heidelberg Materials AG	12,345,805
84,841		Merck KGAA	11,127,917
10,139		Rheinmetall AG	21,597,373
386,978		RWE AG	14,584,232
83,387		SAP SE	25,190,405
177,338		Siemens AG	42,680,547
320,193		Siemens Healthineers AG	16,952,973
		TOTAL	240,768,794
		Hong Kong—2.3%
407,172		AIA Group Ltd., ADR	13,542,541
Semi-Annual Financial Statements and Additional Information
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Hong Kong—continued
1,711,539		Prudential PLC	$ 19,492,817
		TOTAL	33,035,358
		Ireland—3.9%
134,930		CRH PLC	12,179,178
267,433		Kerry Group PLC	29,155,926
346,670		Smurfit WestRock PLC	14,957,371
		TOTAL	56,292,475
		Italy—1.4%
319,091		UniCredit SpA	20,528,669
		Japan—16.6%
283,030		Advantest Corp., ADR	14,244,900
1,048,200		Hitachi Ltd.	28,987,579
100,400		Hoya Corp.	11,858,373
237,100		IHI Corp.	22,797,596
59,700		Keyence Corp.	25,216,471
1,179,600		Mitsubishi Estate Co. Ltd.	21,509,859
1,358,700		Mitsubishi UFJ Financial Group, Inc.	18,909,380
731,500		NEC Corporation	19,254,870
14,400		SMC Corp.	5,393,753
741,600		Sony Group Corp.	19,726,889
579,800		Sumitomo Mitsui Financial Group, Inc.	14,714,073
368,400		Sumitomo Mitsui Trust Group, Inc.	9,931,708
723,700		Suzuki Motor Corp.	9,229,873
781,200		Toyota Motor Corp.	14,824,733
		TOTAL	236,600,057
		Netherlands—3.6%
19,896	[1]	Argenx SE, ADR	11,405,581
11,266		ASM International N.V.	6,139,989
31,637		ASML Holding N.V.	23,508,875
116,859		Heineken N.V.	10,428,373
		TOTAL	51,482,818
		Portugal—0.6%
517,469		Galp Energia, SGPS S.A.	8,266,269
		South Korea—0.5%
161,208		Samsung Electronics Co. Ltd.	6,569,172
		Spain—2.9%
2,850,553		Banco Santander, S.A.	22,837,378
501,555		Cellnex Telecom, S.A.	19,245,084
		TOTAL	42,082,462
		Switzerland—5.1%
159,640		Alcon AG	13,721,740
239,899		DSM-Firmenich AG	26,831,940
40,771		Sika AG	10,902,361
673,860		UBS Group AG	21,561,512
		TOTAL	73,017,553
		Taiwan—1.1%
78,296		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	15,136,183
		United Kingdom—18.6%
497,556		Anglo American PLC	14,847,569
119,850		Ashtead Group PLC	7,023,484
275,259		AstraZeneca PLC	40,013,992
Semi-Annual Financial Statements and Additional Information
2

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
2,120,839	Aviva PLC	$ 17,513,607
3,109,346	Barclays PLC	13,795,066
3,374,705	Barratt Redrow PLC	21,010,294
208,370	Diageo PLC	5,673,262
2,258,975	HSBC Holdings PLC	26,677,300
3,741,624	Melrose Industries PLC	23,724,794
1,075,917	National Grid PLC	15,225,302
1,738,556	Natwest Group PLC	12,334,525
4,013,150	Rentokil Initial PLC	19,051,555
429,125	Shell PLC	14,247,627
1,041,091	SSE PLC	24,750,723
590,331	Standard Chartered PLC	9,248,134
	TOTAL	265,137,234
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,072,416,057)	1,345,029,311
	INVESTMENT COMPANY—6.6%
94,120,217	Federated Hermes Government Obligations Fund, Premier Shares, 4.23%[2] (IDENTIFIED COST $94,120,217)	94,120,217
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $1,166,536,274)[3]	1,439,149,528
	OTHER ASSETS AND LIABILITIES - NET—(0.7%)[4]	(10,555,090)
	NET ASSETS—100%	$1,428,594,438
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 11/30/2024	$9,235,944
Purchases at Cost	$338,769,858
Proceeds from Sales	$(253,885,585)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2025	$94,120,217
Shares Held as of 5/31/2025	94,120,217
Dividend Income	$1,507,097

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
3

The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$60,542,934	$1,284,486,377	$—	$1,345,029,311
Investment Company	94,120,217	—	—	94,120,217
TOTAL SECURITIES	$154,663,151	$1,284,486,377	$—	$1,439,149,528

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$37.35	$35.99	$34.33	$40.90	$39.11	$35.18
Income From Investment Operations:
Net investment income[1]	0.48	0.53	0.50	0.59	0.26	0.17
Net realized and unrealized gain (loss)	5.58	1.93	2.49	(1.51)	1.57	4.60
TOTAL FROM INVESTMENT OPERATIONS	6.06	2.46	2.99	(0.92)	1.83	4.77
Less Distributions:
Distributions from net investment income	(0.55)	(0.47)	(0.61)	(0.20)	(0.04)	(0.84)
Distributions from net realized gain	(0.77)	(0.63)	(0.72)	(5.45)	—	—
TOTAL DISTRIBUTIONS	(1.32)	(1.10)	(1.33)	(5.65)	(0.04)	(0.84)
Net Asset Value, End of Period	$42.09	$37.35	$35.99	$34.33	$40.90	$39.11
Total Return[2]	16.86%	6.92%	9.17%	(2.96)%	4.67%	13.79%
Ratios to Average Net Assets:
Net expenses[3]	1.08%[4,5]	1.07%[5]	1.14%	1.23%	1.22%	1.22%[5]
Net investment income	2.50%[4]	1.40%	1.41%	1.77%	0.60%	0.50%
Expense waiver/reimbursement[6]	0.14%[4]	0.17%	0.22%	0.15%	0.13%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$253,893	$232,999	$247,001	$241,568	$274,479	$273,667
Portfolio turnover[7]	34%	85%	80%	72%	74%	46%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.08%, 1.07% and 1.22% for the six months ended May 31, 2025 and the years ended November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$33.76	$32.57	$31.12	$37.65	$36.26	$32.65
Income From Investment Operations:
Net investment income (loss)[1]	0.30	0.22	0.22	0.27	(0.08)	(0.09)
Net realized and unrealized gain (loss)	5.07	1.76	2.26	(1.35)	1.47	4.25
TOTAL FROM INVESTMENT OPERATIONS	5.37	1.98	2.48	(1.08)	1.39	4.16
Less Distributions:
Distributions from net investment income	(0.27)	(0.16)	(0.31)	—	—	(0.55)
Distributions from net realized gain	(0.77)	(0.63)	(0.72)	(5.45)	—	—
TOTAL DISTRIBUTIONS	(1.04)	(0.79)	(1.03)	(5.45)	—	(0.55)
Net Asset Value, End of Period	$38.09	$33.76	$32.57	$31.12	$37.65	$36.26
Total Return[2]	16.42%	6.12%	8.35%	(3.70)%	3.83%	12.89%
Ratios to Average Net Assets:
Net expenses[3]	1.83%[4,5]	1.82%[5]	1.90%	2.02%	2.01%	2.02%[5]
Net investment income (loss)	1.76%[4]	0.64%	0.67%	0.89%	(0.20)%	(0.29)%
Expense waiver/reimbursement[6]	0.14%[4]	0.17%	0.19%	0.11%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,302	$12,294	$16,364	$23,458	$38,052	$49,726
Portfolio turnover[7]	34%	85%	80%	72%	74%	46%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.83%, 1.82% and 2.02% for the six months ended May 31, 2025 and the years ended November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$37.03	$35.70	$34.05	$40.59	$38.86	$34.97
Income From Investment Operations:
Net investment income[1]	0.43	0.47	0.44	0.52	0.18	0.11
Net realized and unrealized gain (loss)	5.55	1.92	2.48	(1.49)	1.55	4.56
TOTAL FROM INVESTMENT OPERATIONS	5.98	2.39	2.92	(0.97)	1.73	4.67
Less Distributions:
Distributions from net investment income	(0.49)	(0.43)	(0.55)	(0.12)	—	(0.78)
Distributions from net realized gain	(0.77)	(0.63)	(0.72)	(5.45)	—	—
TOTAL DISTRIBUTIONS	(1.26)	(1.06)	(1.27)	(5.57)	—	(0.78)
Net Asset Value, End of Period	$41.75	$37.03	$35.70	$34.05	$40.59	$38.86
Total Return[2]	16.76%	6.76%	9.00%	(3.12)%	4.45%	13.58%
Ratios to Average Net Assets:
Net expenses[3]	1.23%[4,5]	1.23%[5]	1.29%	1.42%	1.41%	1.41%[5]
Net investment income	2.28%[4]	1.25%	1.25%	1.57%	0.42%	0.32%
Expense waiver/reimbursement[6]	0.42%[4]	0.42%	0.45%	0.39%	0.35%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,011	$27,305	$29,151	$27,359	$32,593	$36,935
Portfolio turnover[7]	34%	85%	80%	72%	74%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.23%, 1.23% and 1.41% for the six months ended May 31, 2025 and the years ended November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$37.46	$36.09	$34.42	$40.99	$39.19	$35.25
Income From Investment Operations:
Net investment income[1]	0.57	0.66	0.60	0.66	0.37	0.25
Net realized and unrealized gain (loss)	5.55	1.92	2.49	(1.48)	1.56	4.62
TOTAL FROM INVESTMENT OPERATIONS	6.12	2.58	3.09	(0.82)	1.93	4.87
Less Distributions:
Distributions from net investment income	(0.67)	(0.58)	(0.70)	(0.30)	(0.13)	(0.93)
Distributions from net realized gain	(0.77)	(0.63)	(0.72)	(5.45)	—	—
TOTAL DISTRIBUTIONS	(1.44)	(1.21)	(1.42)	(5.75)	(0.13)	(0.93)
Net Asset Value, End of Period	$42.14	$37.46	$36.09	$34.42	$40.99	$39.19
Total Return[2]	17.03%	7.23%	9.47%	(2.69)%	4.94%	14.09%
Ratios to Average Net Assets:
Net expenses[3]	0.78%[4,5]	0.78%[5]	0.85%	0.97%	0.96%	0.96%[5]
Net investment income	3.00%[4]	1.74%	1.73%	1.96%	0.86%	0.74%
Expense waiver/reimbursement[6]	0.17%[4]	0.20%	0.23%	0.14%	0.11%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,032,202	$834,986	$793,534	$582,859	$812,167	$572,731
Portfolio turnover[7]	34%	85%	80%	72%	74%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.78%, 0.78% and 0.96% for the six months ended May 31, 2025 and the years ended November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$37.42	$36.05	$34.38	$40.95	$39.15	$35.22
Income From Investment Operations:
Net investment income[1]	0.53	0.67	0.59	0.69	0.39	0.26
Net realized and unrealized gain (loss)	5.59	1.92	2.52	(1.49)	1.56	4.62
TOTAL FROM INVESTMENT OPERATIONS	6.12	2.59	3.11	(0.80)	1.95	4.88
Less Distributions:
Distributions from net investment income	(0.69)	(0.59)	(0.72)	(0.32)	(0.15)	(0.95)
Distributions from net realized gain	(0.77)	(0.63)	(0.72)	(5.45)	—	—
TOTAL DISTRIBUTIONS	(1.46)	(1.22)	(1.44)	(5.77)	(0.15)	(0.95)
Net Asset Value, End of Period	$42.08	$37.42	$36.05	$34.38	$40.95	$39.15
Total Return[2]	17.05%	7.28%	9.54%	(2.65)%	4.99%	14.14%
Ratios to Average Net Assets:
Net expenses[3]	0.73%[4,5]	0.73%[5]	0.80%	0.92%	0.91%	0.92%[5]
Net investment income	2.76%[4]	1.78%	1.71%	2.08%	0.91%	0.78%
Expense waiver/reimbursement[6]	0.14%[4]	0.17%	0.21%	0.11%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$102,187	$100,037	$82,346	$48,266	$55,560	$54,156
Portfolio turnover[7]	34%	85%	80%	72%	74%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.73%, 0.73% and 0.92% for the six months ended May 31, 2025 and the years ended November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
May 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $94,120,217 of investment in an affiliated holding* (identified cost $1,166,536,274, including $94,120,217 of identified cost in an affiliated holding)	$1,439,149,528
Income receivable	7,103,676
Receivable for shares sold	848,589
Total Assets	1,447,101,793
Liabilities:
Payable for shares redeemed	$15,593,010
Payable for investments purchased	2,129,026
Foreign currency payable to bank (identified cost $177,953)	177,980
Payable for other service fees (Notes 2 and 5)	62,655
Payable for investment adviser fee (Note 5)	53,828
Payable for distribution services fee (Note 5)	14,111
Payable for administrative fee (Note 5)	6,108
Accrued expenses (Note 5)	470,637
TOTAL LIABILITIES	18,507,355
Net assets for 33,951,415 shares outstanding	$1,428,594,438
Net Assets Consist of:
Paid-in capital	$1,121,974,215
Total distributable earnings (loss)	306,620,223
NET ASSETS	$1,428,594,438
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($253,893,073 ÷ 6,032,658 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$42.09
Offering price per share (100/94.50 of $42.09)	$44.54
Redemption proceeds per share	$42.09
Class C Shares:
Net asset value per share ($13,301,644 ÷ 349,218 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$38.09
Offering price per share	$38.09
Redemption proceeds per share (99.00/100 of $38.09)	$37.71
Class R Shares:
Net asset value per share ($27,010,569 ÷ 646,978 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$41.75
Offering price per share	$41.75
Redemption proceeds per share	$41.75
Institutional Shares:
Net asset value per share ($1,032,201,664 ÷ 24,494,182 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$42.14
Offering price per share	$42.14
Redemption proceeds per share	$42.14
Class R6 Shares:
Net asset value per share ($102,187,488 ÷ 2,428,379 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$42.08
Offering price per share	$42.08
Redemption proceeds per share	$42.08

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Operations
Six Months Ended May 31, 2025 (unaudited)

Investment Income:
Dividends (including $1,507,097 received from an affiliated holding* and net of foreign taxes withheld of $1,497,209)	$23,197,562
Expenses:
Investment adviser fee (Note 5)	$4,497,834
Administrative fee (Note 5)	484,387
Custodian fees	137,617
Transfer agent fees (Note 2)	621,898
Directors’/Trustees’ fees (Note 5)	4,100
Auditing fees	21,218
Legal fees	6,705
Distribution services fee (Note 5)	112,436
Other service fees (Notes 2 and 5)	306,228
Portfolio accounting fees	103,661
Share registration costs	43,398
Printing and postage	37,581
Miscellaneous (Note 5)	19,499
TOTAL EXPENSES	6,396,562
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	(876,261)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(166,916)
Reduction of custodian fees (Note 6)	(1,231)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION	(1,044,408)
Net expenses	5,352,154
Net investment income	17,845,408
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	18,878,355
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	159,808,420
Net realized and unrealized gain (loss) on investments and foreign currency transactions	178,686,775
Change in net assets resulting from operations	$196,532,183

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2025	Year Ended 11/30/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,845,408	$21,341,937
Net realized gain	18,878,355	23,206,188
Net change in unrealized appreciation/depreciation	159,808,420	44,071,971
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	196,532,183	88,620,096
Distributions to Shareholders:
Class A Shares	(8,268,193)	(7,542,200)
Class C Shares	(374,801)	(382,851)
Class R Shares	(927,347)	(859,713)
Institutional Shares	(31,839,638)	(26,751,672)
Class R6 Shares	(3,929,794)	(2,809,908)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(45,339,773)	(38,346,344)
Share Transactions:
Proceeds from sale of shares	348,986,645	358,605,440
Net asset value of shares issued to shareholders in payment of distributions declared	17,765,860	33,367,273
Cost of shares redeemed	(296,971,077)	(403,021,906)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	69,781,428	(11,049,193)
Change in net assets	220,973,838	39,224,559
Net Assets:
Beginning of period	1,207,620,600	1,168,396,041
End of period	$1,428,594,438	$1,207,620,600
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
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Notes to Financial Statements
May 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
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Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
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Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
13

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers, reimbursements and reduction of $1,044,408 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Transfer Agent Fees
For the six months ended May 31, 2025, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$137,911	$—
Class C Shares	7,526	—
Class R Shares	38,657	(3,294)
Institutional Shares	429,090	(130,631)
Class R6 Shares	8,714	—
TOTAL	$621,898	$(133,925)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time.
Semi-Annual Financial Statements and Additional Information
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For the six months ended May 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$291,213
Class C Shares	15,015
TOTAL	$306,228
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country and currency risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At May 31, 2025, the Fund had no outstanding futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2025, the Fund has no outstanding securities on loan.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Semi-Annual Financial Statements and Additional Information
15

At May 31, 2025, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	415,353	$15,728,856	537,942	$20,226,596
Shares issued to shareholders in payment of distributions declared	88,697	3,132,776	187,523	6,854,875
Shares redeemed	(709,580)	(26,973,442)	(1,350,014)	(50,962,469)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(205,530)	$(8,111,810)	(624,549)	$(23,880,998)
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	47,232	$1,661,773	36,829	$1,257,270
Shares issued to shareholders in payment of distributions declared	2,934	94,076	11,122	367,099
Shares redeemed	(65,107)	(2,262,129)	(186,202)	(6,344,959)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(14,941)	$(506,280)	(138,251)	$(4,720,590)
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	69,963	$2,640,795	98,698	$3,685,892
Shares issued to shareholders in payment of distributions declared	10,348	362,786	23,610	856,209
Shares redeemed	(170,762)	(6,375,064)	(201,331)	(7,566,323)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(90,451)	$(3,371,483)	(79,023)	$(3,024,222)
Semi-Annual Financial Statements and Additional Information
16

	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,930,884	$306,818,354	7,936,161	$297,323,092
Shares issued to shareholders in payment of distributions declared	358,024	12,645,397	621,295	22,758,977
Shares redeemed	(6,083,747)	(228,701,507)	(8,254,313)	(313,712,935)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,205,161	$90,762,244	303,143	$6,369,134
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	588,454	$22,136,867	962,643	$36,112,590
Shares issued to shareholders in payment of distributions declared	43,415	1,530,825	69,153	2,530,113
Shares redeemed	(876,825)	(32,658,935)	(642,666)	(24,435,220)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(244,956)	$(8,991,243)	389,130	$14,207,483
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,649,283	$69,781,428	(149,550)	$(11,049,193)
4. FEDERAL TAX INFORMATION
At May 31, 2025, the cost of investments for federal tax purposes was $1,166,536,274. The net unrealized appreciation of investments for federal tax purposes was $272,613,254. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $293,477,501 and unrealized depreciation from investments for those securities having an excess of cost over value of $20,864,247.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.72% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2025, the Adviser voluntarily waived $833,881 of its fee and reimbursed $133,925 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2025, the Adviser reimbursed $42,380.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC.
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
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17

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$46,454	$—
Class R Shares	65,982	(32,991)
TOTAL	$112,436	$(32,991)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2025, FSC retained $3,197 in sales charges from the sale of Class A Shares. FSC also retained $126 relating to redemptions of Class A Shares.
Other Service Fees
For the six months ended May 31, 2025, FSSC received $11,411 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.89%, 1.23%, 0.78% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which, in due course, are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended May 31, 2025, the Fund’s expenses were offset by $1,231 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2025, were as follows:
Purchases	$400,458,435
Sales	$428,296,799
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum
Semi-Annual Financial Statements and Additional Information
18

equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2025, the Fund had no outstanding loans. During the six months ended May 31, 2025, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2025, there were no outstanding loans. During the six months ended May 31, 2025, the program was not utilized.
11. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
19

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes International Leaders Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
20

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
21

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information
22

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the fact that the Adviser committed to reduce fees of the Fund by 13 bps, such reduction to be effective February 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
Semi-Annual Financial Statements and Additional Information
23

whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
24

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes International Leaders Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-04 (7/25)
© 2025 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
May 31, 2025

Share Class | Ticker	A | ISCAX	C | ISCCX	Institutional | ISCIX

Federated Hermes International Small-Mid Company Fund

A Portfolio of Federated Hermes World Investment Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2025 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.5%
		Australia—4.9%
310,000		DEXUS	$ 1,398,477
175,000		Orica Ltd.	2,130,345
210,000		QBE Insurance Group Ltd.	3,133,897
600,000		South32 Ltd.	1,181,648
604,515		Steadfast Group Ltd.	2,244,041
85,000		Technology One Ltd.	2,248,919
52,000		Wisetech Global Ltd.	3,589,944
		TOTAL	15,927,271
		Austria—1.1%
16,500		BAWAG Group AG	2,052,978
30,000		Vienna Insurance Group	1,472,037
		TOTAL	3,525,015
		Brazil—0.5%
240,000		Totvs SA	1,771,204
		Canada—8.6%
131,000		Alamos Gold, Inc.	3,392,531
57,000		Cameco Corp.	3,336,889
30,000		CCL Industries, Inc., Class B	1,749,481
29,000		Dollarama, Inc.	3,729,734
45,000		Gildan Activewear, Inc.	2,095,311
60,000		Teck Resources Ltd., Class B	2,223,631
20,000	[1]	The Descartes Systems Group, Inc.	2,318,942
91,000		The North West Company Fund	3,796,888
90,000		TMX Group, Inc.	3,637,775
260,000		Whitecap Resources, Inc.	1,621,744
		TOTAL	27,902,926
		Cayman Islands—0.5%
135,000		Patria Investments Ltd.	1,719,900
		Chile—1.2%
400,000		Lundin Mining Corp.	3,786,206
		Denmark—1.2%
36,000		Rockwool AS	1,713,321
32,070		Sydbank AS	2,151,022
		TOTAL	3,864,343
		Finland—0.7%
185,000		Metso Corp.	2,238,242
		France—3.7%
19,500		Gaztransport Et Technigaz	3,626,320
12,300		Nexans SA	1,415,656
72,000		Planisware SAS	2,004,073
23,000		Renault SA	1,185,655
13,400	[1]	Soitec	661,137
11,500		Vusion Group	2,973,329
		TOTAL	11,866,170
		Germany—9.4%
37,000		CTS Eventim AG	4,488,595
250,000		Deutz AG	2,101,869
40,000		Fielmann Group AG	2,543,258
Semi-Annual Financial Statements and Additional Information
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
15,000		Heidelberg Materials AG	$ 2,939,477
17,654	[1]	Innoscripta SE	2,204,971
7,100		MTU Aero Engines AG	2,828,291
12,000		Nemetschek AG	1,667,319
34,119	[1]	Pfisterer Holding SE	1,297,801
40,855		RENK Group AG	3,638,569
2,881		Rheinmetall AG	6,136,900
28,000		Stabilus SE	812,525
		TOTAL	30,659,575
		Greece—0.7%
343,128		Piraeus Financial Holdings SA	2,291,075
		Hong Kong—0.4%
175,000		ASM Pacific Technology Ltd.	1,180,924
		India—1.2%
125,000		Axis Bank Ltd.	1,738,888
375,000		Varun Beverages Ltd.	2,084,636
		TOTAL	3,823,524
		Ireland—1.6%
210,777		Bank of Ireland Group PLC	2,892,827
3,840	[1]	ICON PLC	500,275
39,500		Smurfit WestRock PLC	1,704,261
		TOTAL	5,097,363
		Israel—1.2%
5,000	[1]	CyberArk Software, Ltd.	1,913,900
11,500	[1]	NICE Ltd., ADR	1,908,195
		TOTAL	3,822,095
		Italy—5.3%
21,500		Brunello Cucinelli SpA	2,647,614
27,000		Buzzi Unicem SpA	1,388,669
150,000		Davide Campari-Milano NV	979,178
220,000		Ermenegildo Zegna Holditalia SpA	1,892,000
120,000		FinecoBank Banca Fineco SpA	2,595,632
49,000		Finmeccanica SpA	3,049,440
120,000		Iveco Group NV	2,394,993
35,000		Prysmian SpA	2,253,422
		TOTAL	17,200,948
		Japan—17.2%
212,000		Aisin Corp.	2,686,655
135,000		Asahi Group Holdings Ltd.	1,788,581
70,000		Asics Corp.	1,695,740
180,000		Azbil Corp.	1,580,874
45,000		BayCurrent Consulting, Inc.	2,403,614
104,000		Daiei Kankyo Co., Ltd.	2,194,255
85,000		Daifuku Co. Ltd.	2,281,068
8,500		Disco Corp.	1,943,531
23,500		Horiba Ltd.	1,672,275
42,000		IHI Corp.	4,038,376
120,000		Japan Elevator Service Holdings Co. Ltd.	3,011,266
3,220		Japan Hotel REIT Investment Corp.	1,666,360
35,000		Kawasaki Heavy Industries Ltd.	2,472,209
125,000		Kikkoman Corp.	1,143,031
Semi-Annual Financial Statements and Additional Information
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
160,000		Kohoku Kogyo Co., Ltd.	$ 2,280,928
45,000		Kurita Water Industries Ltd.	1,676,071
113,000		Kusuri No Aoki Holdings Co., Ltd.	2,763,767
80,000		Nippon Sanso Holdings Corp.	2,859,107
80,000		Pan Pacific International Holdings Corp.	2,624,247
70,000	[1,2]	PKSHA Technology, Inc.	1,623,540
322,700		Resona Holdings, Inc.	2,825,678
132,000		Rohm Co., Ltd.	1,422,657
38,000		Shimadzu Corp.	922,757
105,000		Simplex Holdings, Inc.	2,737,416
90,000		Sompo Holdings, Inc.	2,745,585
40,000		Toppan Holdings, Inc.	1,070,831
		TOTAL	56,130,419
		Luxembourg—2.0%
32,000	[1]	Birkenstock Holding PLC	1,720,960
100,000		Lottomatica Group S.p.A.	2,631,542
366,667	[1]	Zabka Group SA	2,215,866
		TOTAL	6,568,368
		Macau—0.8%
1,855,600		MGM China Holdings Ltd.	2,620,690
		Mexico—1.3%
115,000		Gruma SA, Class B	2,163,809
543,220		Prologis Property Mexico SA de CV	2,072,504
		TOTAL	4,236,313
		Netherlands—2.9%
26,000		Akzo Nobel NV	1,771,016
5,000	[1]	Argenx SE, ADR	2,866,300
2,500		ASM International NV	1,362,504
22,000		Euronext NV	3,583,185
		TOTAL	9,583,005
		New Zealand—0.5%
13,000	[1]	Xero Ltd.	1,543,749
		Norway—1.2%
250,000		Norsk Hydro ASA	1,368,798
157,000		Subsea 7 SA	2,672,603
		TOTAL	4,041,401
		Poland—1.8%
60,000	[1]	Diagnostyka Spolka Akcyjna	2,706,112
190,000		Powszechny Zaklad Ubezpieczen SA	3,107,545
		TOTAL	5,813,657
		Portugal—0.9%
3,873,509		Banco Comercial Portugues SA	3,023,641
		Singapore—0.6%
130,000	[1]	Grab Holdings Ltd.	633,100
1,400,000		Mapletree Logistics Trust	1,205,191
		TOTAL	1,838,291
		South Africa—0.7%
100,000		Clicks Group, Ltd.	2,151,541
		South Korea—0.7%
45,000		Hana Financial Holdings	2,371,834
Semi-Annual Financial Statements and Additional Information
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Spain—3.9%
214,000	[1]	Almirall SA - Rights	$ 49,326
600,000		Banco de Sabadell SA	1,917,155
35,000		Cellnex Telecom, S.A.	1,342,979
214,000		Laboratorios Almirall SA	2,716,128
105,000		Logista Integral SA	3,394,702
150,000		Merlin Properties SOCIMI SA	1,857,216
12,600		Vidrala SA	1,348,041
		TOTAL	12,625,547
		Sweden—1.2%
50,000		Hemnet Group AB	1,589,514
80,000	[1]	Swedish Orphan Biovitrum AB	2,447,719
		TOTAL	4,037,233
		Switzerland—2.9%
69,700		Adecco Group AG	1,949,531
2,940		Dormakaba Holdings AG	2,624,055
37,522	[1]	Moonlake Immunotherapeutics	1,463,733
32,000	[1]	On Holding AG	1,900,480
6,900		Tecan AG	1,373,270
		TOTAL	9,311,069
		Thailand—0.3%
800,000		Central Pattana PCL - NVDR	1,109,319
		Turkey—0.2%
330,000		Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	789,844
		United Kingdom—14.2%
70,000		Anglo American PLC	2,088,870
35,000		Ashtead Group PLC	2,051,080
59,000	[1,2,3]	AstraZeneca PLC - Rights	32,450
580,000		B&M European Value Retail SA	2,672,476
260,000		Babcock International Group PLC	3,292,767
420,000		Baltic Classifieds Group PLC	2,045,367
280,800		Barratt Redrow PLC	1,748,209
360,000		Bridgepoint Group Ltd.	1,414,323
800,000		Centrica PLC	1,710,694
35,000		Cranswick PLC	2,514,528
30,500		DCC PLC	1,911,272
49,000		Diploma PLC	3,103,774
209,150	[1]	Ferrari NV	2,035,686
85,000		IMI PLC	2,285,649
260,000		Melrose Industries PLC	1,648,602
14,000		Next PLC	2,428,228
450,000		PageGroup PLC	1,640,438
180,000		Rightmove PLC	1,807,720
100,000		Sage Group PLC/The	1,642,943
70,000		TechnipFMC PLC	2,180,500
160,000		Travis Perkins PLC	1,372,958
180,000		Unite Group PLC	2,089,524
80,000		Weir Group PLC/The	2,625,054
		TOTAL	46,343,112
		TOTAL COMMON STOCKS (IDENTIFIED COST $226,687,140)	310,815,814
Semi-Annual Financial Statements and Additional Information
4

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—4.7%
15,242,956	Federated Hermes Government Obligations Fund, Premier Shares, 4.23%[4] (IDENTIFIED COST $15,242,956)	$ 15,242,956
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $241,930,096)[5]	326,058,770
	OTHER ASSETS AND LIABILITIES - NET—(0.2%)[6]	(561,065)
	NET ASSETS—100%	$325,497,705
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 11/30/2024	$7,734,864
Purchases at Cost	$67,929,779
Proceeds from Sales	$(60,421,687)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2025	$15,242,956
Shares Held as of 5/31/2025	15,242,956
Dividend Income	$258,144

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$59,948,090	$250,835,274	$32,450	$310,815,814
Investment Company	15,242,956	—	—	15,242,956
TOTAL SECURITIES	$75,191,046	$250,835,274	$32,450	$326,058,770
Semi-Annual Financial Statements and Additional Information
5

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.11	$34.85	$33.69	$44.95	$42.85	$35.42
Income From Investment Operations:
Net investment income (loss)[1]	0.29	0.39	0.38	0.40	0.08	(0.11)
Net realized and unrealized gain (loss)	7.34	5.18	1.04	(8.31)	4.56	9.26
TOTAL FROM INVESTMENT OPERATIONS	7.63	5.57	1.42	(7.91)	4.64	9.15
Less Distributions:
Distributions from net investment income	(0.68)	(0.31)	(0.26)	(0.17)	—	(0.07)
Distributions from net realized gain	—	—	—	(3.18)	(2.54)	(1.65)
TOTAL DISTRIBUTIONS	(0.68)	(0.31)	(0.26)	(3.35)	(2.54)	(1.72)
Net Asset Value, End of Period	$47.06	$40.11	$34.85	$33.69	$44.95	$42.85
Total Return[2]	19.38%	16.06%	4.27%	(19.20)%	10.99%	26.89%
Ratios to Average Net Assets:
Net expenses[3]	1.23%[4,5]	1.24%[5]	1.23%[5]	1.24%	1.23%	1.39%
Net investment income (loss)	1.42%[4]	1.01%	1.10%	0.84%	0.17%	(0.31)%
Expense waiver/reimbursement[6]	0.27%[4]	0.31%	0.33%	0.41%	0.31%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$91,596	$79,065	$69,478	$71,633	$96,899	$92,985
Portfolio turnover[7]	27%	35%	46%	32%	34%	31%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.23%, 1.24% and 1.23% for the six months ended May 31, 2025 and for the years ended November 30, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.99	$23.57	$22.88	$31.62	$31.06	$26.25
Income From Investment Operations:
Net investment income (loss)[1]	0.08	0.06	0.08	3.25	(0.19)	(0.28)
Net realized and unrealized gain (loss)	4.96	3.51	0.71	(8.81)	3.29	6.74
TOTAL FROM INVESTMENT OPERATIONS	5.04	3.57	0.79	(5.56)	3.10	6.46
Less Distributions:
Distributions from net investment income	(0.31)	(0.15)	(0.10)	—	—	—
Distributions from net realized gain	—	—	—	(3.18)	(2.54)	(1.65)
TOTAL DISTRIBUTIONS	(0.31)	(0.15)	(0.10)	(3.18)	(2.54)	(1.65)
Net Asset Value, End of Period	$31.72	$26.99	$23.57	$22.88	$31.62	$31.06
Total Return[2]	18.92%	15.21%	3.50%	(19.79)%	10.15%	25.91%
Ratios to Average Net Assets:
Net expenses[3]	1.98%[4,5]	1.99%[5]	1.98%[5]	1.99%	1.98%	2.17%
Net investment income (loss)	0.61%[4]	0.25%	0.35%	0.12%	(0.59)%	(1.08)%
Expense waiver/reimbursement[6]	0.27%[4]	0.30%	0.33%	0.41%	0.31%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,655	$2,522	$2,935	$3,281	$4,120	$4,693
Portfolio turnover[7]	27%	35%	46%	32%	34%	31%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.98%, 1.99% and 1.98% for the six months ended May 31, 2025 and for the years ended November 30, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$41.48	$36.02	$34.83	$46.36	$44.02	$36.34
Income From Investment Operations:
Net investment income (loss)[1]	0.36	0.50	0.47	0.39	0.21	(0.03)
Net realized and unrealized gain (loss)	7.57	5.36	1.07	(8.45)	4.67	9.50
TOTAL FROM INVESTMENT OPERATIONS	7.93	5.86	1.54	(8.06)	4.88	9.47
Less Distributions:
Distributions from net investment income	(0.78)	(0.40)	(0.35)	(0.29)	—	(0.14)
Distributions from net realized gain	—	—	—	(3.18)	(2.54)	(1.65)
TOTAL DISTRIBUTIONS	(0.78)	(0.40)	(0.35)	(3.47)	(2.54)	(1.79)
Net Asset Value, End of Period	$48.63	$41.48	$36.02	$34.83	$46.36	$44.02
Total Return[2]	19.52%	16.37%	4.50%	(18.98)%	11.26%	27.15%
Ratios to Average Net Assets:
Net expenses[3]	0.98%[4,5]	0.99%[5]	0.98%[5]	0.99%	0.98%	1.13%
Net investment income (loss)	1.70%[4]	1.27%	1.31%	1.05%	0.43%	(0.07)%
Expense waiver/reimbursement[6]	0.27%[4]	0.31%	0.32%	0.40%	0.31%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$231,247	$187,521	$147,430	$77,775	$106,288	$53,072
Portfolio turnover[7]	27%	35%	46%	32%	34%	31%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.98%, 0.99% and 0.98% for the six months ended May 31, 2025 and for the years ended November 30, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
May 31, 2025 (unaudited)

Assets:
Investment in securities, at value including $1,371,868 of securities loaned and including $15,242,956 of investment in an affiliated holding* (identified cost $241,930,096, including $15,242,956 of identified cost in an affiliated holding)	$326,058,770
Cash denominated in foreign currencies (identified cost $174,232)	174,298
Cash	101,563
Receivable for investments sold	2,010,411
Income receivable	965,964
Receivable for shares sold	629,717
Income receivable from an affiliated holding	793
Total Assets	329,941,516
Liabilities:
Payable for investments purchased	$2,457,031
Payable for collateral due to broker for securities lending (Note 2)	1,454,686
Payable for shares redeemed	277,344
Payable for other service fees (Notes 2 and 5)	19,959
Payable for investment adviser fee (Note 5)	11,913
Payable for distribution services fee (Note 5)	1,647
Payable for administrative fee (Note 5)	1,358
Accrued expenses (Note 5)	219,873
TOTAL LIABILITIES	4,443,811
Net assets for 6,785,144 shares outstanding	$325,497,705
Net Assets Consist of:
Paid-in capital	$224,612,071
Total distributable earnings (loss)	100,885,634
NET ASSETS	$325,497,705
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($91,595,836 ÷ 1,946,386 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$47.06
Offering price per share (100/94.50 of $47.06)	$49.80
Redemption proceeds per share	$47.06
Class C Shares:
Net asset value per share ($2,655,078 ÷ 83,697 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$31.72
Offering price per share	$31.72
Redemption proceeds per share (99.00/100 of $31.72)	$31.40
Institutional Shares:
Net asset value per share ($231,246,791 ÷ 4,755,061 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$48.63
Offering price per share	$48.63
Redemption proceeds per share	$48.63

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Operations
Six Months Ended May 31, 2025 (unaudited)

Investment Income:
Dividends (including $238,509 received from an affiliated holding* and net of foreign taxes withheld of $271,825)	$3,735,496
Net income on securities loaned (includes $19,635 earned from an affiliated holding* related to cash collateral balances) (Note 2)	3,100
TOTAL INCOME	3,738,596
Expenses:
Investment adviser fee (Note 5)	$1,258,804
Administrative fee (Note 5)	109,467
Custodian fees	36,611
Transfer agent fees	176,016
Directors’/Trustees’ fees (Note 5)	1,859
Auditing fees	20,719
Legal fees	6,434
Distribution services fee (Note 5)	9,496
Other service fees (Notes 2 and 5)	103,965
Portfolio accounting fees	73,558
Share registration costs	29,673
Printing and postage	24,364
Miscellaneous (Note 5)	18,607
TOTAL EXPENSES	1,869,573
Waiver, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	(377,798)
Reduction of custodian fees (Note 6)	(222)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION	(378,020)
Net expenses	1,491,553
Net investment income	2,247,043
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	17,119,211
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including decrease in payable for capital gains taxes withheld of $10,920)	32,837,126
Net realized and unrealized gain (loss) on investments and foreign currency transactions	49,956,337
Change in net assets resulting from operations	$52,203,380

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2025	Year Ended 11/30/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,247,043	$3,014,309
Net realized gain	17,119,211	9,868,340
Net change in unrealized appreciation/depreciation	32,837,126	24,058,090
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	52,203,380	36,940,739
Distributions to Shareholders:
Class A Shares	(1,323,048)	(610,574)
Class C Shares	(28,576)	(18,984)
Institutional Shares	(3,514,905)	(1,693,878)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,866,529)	(2,323,436)
Share Transactions:
Proceeds from sale of shares	34,136,973	67,429,727
Net asset value of shares issued to shareholders in payment of distributions declared	4,742,449	2,264,872
Cost of shares redeemed	(29,826,208)	(55,046,629)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,053,214	14,647,970
Change in net assets	56,390,065	49,265,273
Net Assets:
Beginning of period	269,107,640	219,842,367
End of period	$325,497,705	$269,107,640
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Notes to Financial Statements
May 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $378,020 is disclosed in various locations in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$100,800
Class C Shares	3,165
TOTAL	$103,965
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated in the below chart, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$1,371,868	$1,454,686
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	83,265	$3,535,469	218,892	$8,721,409
Shares issued to shareholders in payment of distributions declared	31,692	1,225,846	15,256	557,154
Shares redeemed	(139,916)	(5,713,216)	(256,642)	(9,847,285)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(24,959)	$(951,901)	(22,494)	$(568,722)
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	9,234	$257,506	11,631	$299,205
Shares issued to shareholders in payment of distributions declared	1,090	28,508	765	18,935
Shares redeemed	(20,089)	(569,728)	(43,455)	(1,105,875)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(9,765)	$(283,714)	(31,059)	$(787,735)
	Six Months Ended 5/31/2025		Year Ended 11/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	694,647	$30,343,998	1,494,631	$58,409,113
Shares issued to shareholders in payment of distributions declared	87,355	3,488,095	44,819	1,688,783
Shares redeemed	(548,169)	(23,543,264)	(1,111,050)	(44,093,469)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	233,833	$10,288,829	428,400	$16,004,427
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	199,109	$9,053,214	374,847	$14,647,970
4. FEDERAL TAX INFORMATION
At May 31, 2025, the cost of investments for federal tax purposes was $241,930,096. The net unrealized appreciation of investments for federal tax purposes was $84,128,674. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $96,816,453 and unrealized depreciation from investments for those securities having an excess of cost over value of $12,687,779.
As of November 30, 2024, the Fund had a capital loss carryforward of $2,227,465 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,227,465	$—	$2,227,465
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2025, the Adviser voluntarily waived $371,121 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2025, the Adviser reimbursed $6,677.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$9,496
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2025, FSC retained $2,713 of fees paid by the Fund. For the six months ended May 31, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2025, FSC retained $871 in sales charges from the sale of Class A Shares. FSC also retained $1,352 of CDSC relating to redemptions of Class A Shares.
Other Service Fees
For the six months ended May 31, 2025, FSSC received $6,145 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.23%, 1.98% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which, in due course, are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended May 31, 2025, the Fund’s expenses were offset by $222 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2025, were as follows:
Purchases	$72,266,846
Sales	$72,349,363
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024, which was renewed on June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2025, the Fund had no outstanding loans. During the six months ended May 31, 2025, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2025, there were no outstanding loans. During the six months ended May 31, 2025, the program was not utilized.
11. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
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the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes International Small-Mid Company Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Financial Statements and Additional Information
22

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information
23

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
24

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes International Small-Mid Company Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U722
CUSIP 31428U631
G01743-02 (7/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Emerging Market Debt Fund: Not Applicable.

Federated Hermes International Leaders Fund: Not Applicable.

Federated Hermes International Small-Mid Company Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Emerging Market Debt Fund: Not Applicable.

Federated Hermes International Leaders Fund: Not Applicable.

Federated Hermes International Small-Mid Company Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Emerging Market Debt Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes International Leaders Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes International Small-Mid Company Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Emerging Market Debt Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes International Leaders Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes International Small-Mid Company Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes World Investment Series, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2025